Intangible Assets, Net - Schedule of Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Carrying Amount of Goodwill [Abstract]
Balance	$ 2,988	$ 4,188
Acquisition during
Impairment of Goodwill		(1,200)
Balance	$ 2,988	$ 2,988